PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution 2040 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 12.5%
66,791  Vanguard FTSE
Developed Markets
ETF
$ 4,279,967
7.0
28,198  Vanguard FTSE
Emerging Markets ETF
1,524,102
2.5
32,494  Vanguard Long-Term
Treasury ETF
1,798,706
3.0
Total Exchange-Traded
Funds
(Cost $6,924,822)
7,602,775
12.5
MUTUAL FUNDS : 87.4%
Affiliated Investment Companies : 87.4%
173,453  Voya High Yield Bond
Fund - Class R6
1,196,825
2.0
478,838  Voya Intermediate
Bond Fund - Class R6
4,194,625
6.9
183,927  Voya Large Cap Value
Fund - Class R6
2,420,480
4.0
55,009  Voya MI Dynamic
Small Cap Fund
- Class R6
760,228
1.3
180,310  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,419,756
4.0
861,291  Voya Multi-Manager
International Equity
Fund - Class I
9,913,465
16.3
144,119  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,353,273
2.2
51,120  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
3,976,593
6.5
10,135  Voya Small Cap
Growth Fund - Class
R6
455,983
0.7
883,392  Voya U.S. Stock Index
Portfolio - Class I
17,782,680
29.3
188,934  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
1,785,429
2.9
57,197  VY
®
Invesco Comstock
Portfolio - Class I
1,208,009
2.0
176,051  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
4,542,106
7.5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
102,468  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
$ 1,064,643
1.8
Total Mutual Funds
(Cost $52,613,498)
53,074,095
87.4
Total Long-Term
Investments
(Cost $59,538,320)
60,676,870
99.9
Total Investments in
Securities
(Cost $59,538,320) $ 60,676,870 99.9
Assets in Excess of
Other Liabilities 52,239 0.1
Net Assets $ 60,729,109 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution 2040 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 7,602,775 $ — $ — $ 7,602,775
Mutual Funds 53,074,095 — — 53,074,095
Total Investments, at fair value $ 60,676,870 $ — $ — $ 60,676,870
Other Financial Instruments+
Futures 2,388 — — 2,388
Total Assets $ 60,679,258 $ — $ — $ 60,679,258
Liabilities Table
Other Financial Instruments+
Futures $ (21,684) $ — $ — $ (21,684)
Total Liabilities $ (21,684) $ — $ — $ (21,684)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 1,171,586 $ 154,738 $ (97,715) $ (31,784) $ 1,196,825 $ 17,147 $ 4,281 $ —
Voya Intermediate Bond Fund -
Class R6
4,167,557 740,955 (640,637) (73,250) 4,194,625 51,908 16,078 —
Voya Large Cap Value Fund -
Class R6
— 2,649,149 (24,577) (204,092) 2,420,480 — (1,505) —
Voya Large Cap Value Portfolio -
Class R6
2,365,134 357,417 (2,681,492) (41,059) — 2,686 (109,100) 257,883
Voya MI Dynamic Small Cap Fund
- Class R6
757,640 72,186 (39,472) (30,126) 760,228 — (126) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,702,025 327,308 (492,683) (116,894) 2,419,756 — 269,164 —
Voya Multi-Manager International
Equity Fund - Class I
9,022,327 1,539,697 (510,029) (138,530) 9,913,465 — 67,537 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,265,204 164,951 (145,761) 68,879 1,353,273 — (13,413) —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
4,223,916 649,492 (406,462) (490,353) 3,976,593 — 71,132 —
Voya Small Cap Growth Fund -
Class R6
492,197 50,803 (55,050) (31,967) 455,983 — 19,766 —
Voya U.S. Stock Index Portfolio -
Class I
16,382,569 2,885,274 (534,256) (950,907) 17,782,680 — 111,078 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
1,755,584 208,880 (187,550) 8,515 1,785,429 — (3,016) —
VY
®
Invesco Comstock Portfolio -
Class I
1,807,700 98,971 (674,462) (24,200) 1,208,009 — 52,649 —

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution 2040 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
$ 4,431,737 $ 548,119 $ (249,328) $ (188,422) $ 4,542,106 $ — $ 10,337 $ —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
952,300 222,118 (46,096) (63,679) 1,064,643 — (5,237) —
$ 51,497,476 $ 10,670,058 $ (6,785,570) $ (2,307,869) $ 53,074,095 $ 71,741 $ 489,625 $ 257,883
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At March 31, 2026, the following futures contracts were outstanding for Voya Solution 2040 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 14 06/30/26 $ 1,514,516 $ (21,684)
$ 1,514,516 $ (21,684)
Short Contracts:
3-month SOFR (6) 09/15/26 (1,445,025) 2,388
$ (1,445,025) $ 2,388
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,895,858
Gross Unrealized Depreciation (757,308)
Net Unrealized Appreciation $ 1,138,550